Leases (Details) - Schedule of lease liability rollforward - BRL (R$) R$ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Schedule of Lease Liability Rollforward [Abstract]
As of beginning		R$ 4,051			R$ 3,751
As of ending		8,360	R$ 4,051		2,776
Addition – Lease		3,810	919		1,240
Lease modification		696	628		621
Interest provision		781	302		415
Exchange rate and monetary variation					1
Principal amortizations		(856)	(460)		(751)
Interest amortizations		(42)	(8)		(5)
Write-off due to early termination of agreement		R$ (80)	R$ (106)		(518)
Transfer to parent company				R$ 51	9
Conversion currency adjustment				1,970	433
Discontinued operation	R$ (4,051)			(480)	(2,416)
Corporate restructuring				R$ 135	R$ (4)